UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                         as of June 30, 2016 (Unaudited)

Deutsche Real Assets Fund

(formerly Deutsche Alternative Asset Allocation Fund)

	Shares	Value ($)
Common Stocks 70.2%
Consumer Discretionary 0.7%
Media
Eutelsat Communications SA	31,499	596,315
SES SA	38,909	839,694
		1,436,009
Consumer Staples 1.0%
Food Products
Bunge Ltd.	26,287	1,554,876
KWS Saat SE	1,664	551,100
		2,105,976
Energy 3.3%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	10,927	864,107
Oil, Gas & Consumable Fuels 2.9%
Enbridge Energy Management LLC*	68,338	1,572,457
Inter Pipeline Ltd.	77,836	1,650,766
Kinder Morgan, Inc.	101,541	1,900,848
Marathon Petroleum Corp.	13,165	499,743
TOTAL SA	13,319	640,490
		6,264,304
Financials 34.9%
Real Estate Investment Trusts 29.5%
American Tower Corp. (REIT)	71,416	8,113,572
Ascendas Real Estate Investment Trust (REIT)	633,100	1,168,842
Camden Property Trust (REIT)	13,425	1,187,038
Crown Castle International Corp. (REIT)	101,492	10,294,334
CubeSmart (REIT)	112,506	3,474,185
Duke Realty Corp. (REIT)	36,565	974,823
Education Realty Trust, Inc. (REIT)	49,624	2,289,651
Equinix, Inc. (REIT)	2,775	1,075,951
Equity Residential (REIT)	61,800	4,256,784
Extra Space Storage, Inc. (REIT)	43,247	4,002,077
Gecina SA (REIT)	8,145	1,108,444
Global One Real Estate Investment Corp. (REIT)	396	1,454,719
Healthcare Trust of America, Inc. "A", (REIT)	74,378	2,405,384
Klepierre (REIT)	57,931	2,566,814
Land Securities Group PLC (REIT)	93,066	1,297,796
Link REIT (REIT)	350,938	2,400,281
Mori Hills REIT Investment Corp. (REIT)	1,085	1,695,668
Mori Trust Sogo REIT, Inc. (REIT)	297	561,991
Prologis, Inc. (REIT)	23,871	1,170,634
Scentre Group (REIT)	375,607	1,386,966
Simon Property Group, Inc. (REIT)	7,561	1,639,981
Spirit Realty Capital, Inc. (REIT)	187,603	2,395,690
STORE Capital Corp. (REIT)	85,556	2,519,624
Urban Edge Properties (REIT)	26,231	783,258
Ventas, Inc. (REIT)	45,118	3,285,493
Washington Real Estate Investment Trust (REIT)	29,797	937,414
		64,447,414
Real Estate Management & Development 5.4%
ADO Properties SA 144A	18,878	726,518
CapitaLand Ltd.	369,800	847,558
Cheung Kong Property Holdings Ltd.	162,196	1,023,546
Fabege AB	32,538	551,378
First Capital Realty, Inc.	41,394	710,005
Hang Lung Properties Ltd.	787,788	1,602,456
Hongkong Land Holdings Ltd.	202,600	1,237,407
Kungsleden AB	159,645	1,037,368
Mitsui Fudosan Co., Ltd.	29,000	660,545
NTT Urban Development Corp.	47,500	506,252
PSP Swiss Property AG (Registered)	14,044	1,360,569
Sino Land Co., Ltd.	1,027,213	1,691,993
		11,955,595
Health Care 0.4%
Health Care Providers & Services
Chartwell Retirement Residences (Units)	79,775	973,762
Industrials 9.0%
Commercial Services & Supplies 3.7%
Republic Services, Inc.	77,425	3,972,677
Waste Management, Inc.	61,324	4,063,941
		8,036,618
Construction & Engineering 0.6%
Ferrovial SA	45,635	886,424
VINCI SA	7,408	525,200
		1,411,624
Industrial Conglomerates 1.1%
Beijing Enterprises Holdings Ltd.	409,345	2,335,817
Machinery 1.4%
Deere & Co.	26,368	2,136,863
Kubota Corp.	69,100	922,742
		3,059,605
Road & Rail 0.5%
Union Pacific Corp.	12,081	1,054,067
Transportation Infrastructure 1.7%
Auckland International Airport Ltd.	148,282	688,976
China Merchants Holdings International Co., Ltd.	551,994	1,476,842
Flughafen Zuerich AG (Registered)	4,895	863,204
Transurban Group (Units)	74,628	670,866
		3,699,888
Materials 1.6%
Chemicals 0.6%
Akzo Nobel NV	12,259	769,957
Celanese Corp. "A"	9,063	593,174
		1,363,131
Construction Materials 0.6%
Vulcan Materials Co.	11,029	1,327,450
Metals & Mining 0.4%
Lundin Mining Corp.*	252,948	853,635
Telecommunication Services 1.6%
Diversified Telecommunication Services
SBA Communications Corp. "A"*	31,569	3,407,558
Utilities 17.7%
Electric Utilities 5.1%
Edison International	38,204	2,967,305
Eversource Energy	61,663	3,693,614
PG&E Corp.	69,995	4,474,080
		11,134,999
Gas Utilities 3.4%
Enagas SA	42,968	1,304,971
Snam SpA	556,880	3,321,844
Tokyo Gas Co., Ltd.	710,000	2,910,752
		7,537,567
Multi-Utilities 6.4%
National Grid PLC	111,502	1,635,337
NiSource, Inc.	136,625	3,623,295
NorthWestern Corp.	40,590	2,560,011
Sempra Energy	53,831	6,137,811
		13,956,454
Water Utilities 2.8%
Severn Trent PLC	98,506	3,211,249
United Utilities Group PLC	215,391	2,973,142
		6,184,391
Total Common Stocks (Cost $146,908,742)		153,409,971
	Principal Amount ($)	Value ($)
Government & Agency Obligations 16.4%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
1.375%, 2/15/2044	1,923,978	2,224,124
2.5%, 1/15/2029	2,894,409	3,667,306
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2018	4,544,469	4,611,927
0.125%, 4/15/2019	3,051,458	3,115,944
0.125%, 1/15/2023	4,687,637	4,749,772
0.125%, 7/15/2024	4,286,971	4,330,064
0.625%, 7/15/2021	5,075,296	5,341,420
0.625%, 1/15/2024	4,329,673	4,532,795
0.625%, 1/15/2026	3,086,989	3,250,704
Total Government & Agency Obligations (Cost $35,397,557)		35,824,056
	Shares	Value ($)
Cash Equivalents 12.8%
Deutsche Central Cash Management Government Fund, 0.44% (a) (Cost $28,017,420)	28,017,420	28,017,420
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $210,323,719) †	99.4	217,251,447
Other Assets and Liabilities, Net	0.6	1,396,211
Net Assets	100.0	218,647,658

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $220,662,427. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $3,410,980. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,897,622 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,308,602.
*	Non-income producing security.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Brent Crude Oil Futures	USD	7/29/2016	65	3,231,150	(46,935)
Coffee C Futures	USD	9/20/2016	34	1,857,038	87,975
Gold 100 Oz Futures	USD	8/29/2016	22	2,905,320	223,878
Live Cattle Futures	USD	8/31/2016	103	4,730,790	59,717
Lean Hogs Futures	USD	8/12/2016	91	3,031,210	150,822
Natural Gas Futures	USD	7/27/2016	19	555,560	27,689
Silver Futures	USD	9/28/2016	33	3,072,795	205,831
Soybean Futures	USD	11/14/2016	38	2,191,175	29,308
Soybean Meal Futures	USD	12/14/2016	30	1,203,000	(1,448)
Sugar Futures	USD	9/30/2016	115	2,618,504	77,280
Total net unrealized appreciation					814,117

Investment in Subsidiar

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of June 30, 2016, the Fund held $26,670,148 in the Subsidiary, representing 12.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$1,436,009	$—	$1,436,009
Consumer Staples	1,554,876	551,100	—	2,105,976
Energy	6,487,921	640,490	—	7,128,411
Financials	51,515,898	24,887,111	—	76,403,009
Health Care	973,762	—	—	973,762
Industrials	11,227,548	8,370,071	—	19,597,619
Materials	2,774,259	769,957	—	3,544,216
Telecommunication Services	3,407,558	—	—	3,407,558
Utilities	23,456,116	15,357,295	—	38,813,411
Government & Agency Obligations (b)	—	35,824,056	—	35,824,056
Short-Term Investments (b)	28,017,420	—	—	28,017,420
Derivatives (c)
Futures Contracts	862,500	—	—	862,500
Total	$130,277,858	$87,836,089	$—	$218,113,947
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Futures Contracts	$(48,383)	$—	$—	$(48,383)
Total	$(48,383)	$—	$—	$(48,383)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(b)	See Consolidated Investment Portfolio for additional detailed categorizations.
(c)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Commodity Contracts	$ 814,117

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Assets Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016